Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands		Taxes	Royalties	Fees	Total Payments
Total	[1],[2]	$ 17,623	$ 85,906	$ 3,676	$ 107,205
Argentinean Federal Government
Total	[1],[2]	8,668			8,668
City of Buenos Aires
Total	[1],[2]	399			399
Province of Buenos Aires
Total	[1],[2]	1,004			1,004
Province of Chubut
Total	[1],[2]	789	5,176	1,654	7,619
Province of Mendoza
Total	[1],[2]	233	2,571		2,804
Province of Neuquén
Total	[1],[2]	5,472	76,500	1,739	83,711
Province of Rio Negro
Total	[1],[2]	150	123		273
Province of Salta
Total	[1],[2]	525	$ 1,536	$ 283	2,344
Province of Santa Fe
Total	[1],[2]	$ 383			$ 383

[1]	All payments are reported in U.S. dollars. Payments relating to projects in Argentina were made in Argentinean Pesos, and such payments have been converted to U.S. dollars using, except for Taxes other than Taxes for Oil and Gas Exports, the sellers “divisa” exchange rates of the Banco de la Nación Argentina as of closing of the day before of each payment. For all Taxes other than Taxes for Oil and Gas Exports, the sellers “divisa” exchange rate published by the Banco de la Nación Argentina as of December 31, 2024 of Pesos 1,032.00 per US dollar was used to make such conversion.
[2]	Sums are rounded, so they may not add up.